Share capital and additional paid in capital	12 Months Ended
Dec. 31, 2024
Share capital and additional paid in capital
Share capital and additional paid in capital

21.Share capital and additional paid in capital

		Nominal
	Number of	value of					Additional
	ordinary	ordinary	Combined	Subscription	Treasury	Warrant	paid-in
	shares	shares	capital	receivable	shares	outstanding	capital	Total
		USD	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2023	2,196,978,125	21,969,781	146,730	—	—	—	6,358,600	6,505,330
Issuance of shares, net (i)	101,000,000	1,010,000	7,175	(4,696)	—	—	128,247	130,726
Share-based compensation from ESOP (Note 28)	—	—	—	—	—	—	393,825	393,825
Share-based compensation from controlling shareholder ESOP (Note 28)	—	—	—	—	—	—	5,251	5,251
Conversion of convertible bonds to shares (ii)	108,760,310	1,087,603	7,807	—	—	—	311,528	319,335
Exercise of options	48,463,868	484,639	3,471	—	—	—	(1,110)	2,361
At December 31, 2023	2,455,202,303	24,552,023	165,183	(4,696)	—	—	7,196,341	7,356,828

At January 1, 2024	2,455,202,303	24,552,023	165,183	(4,696)	—	—	7,196,341	7,356,828
Issuance of shares, net (iii)	47,619,050	476,191	3,380	—	—	29,587	1,145	34,112
Share-based compensation from ESOP (Note 28)	—	—	—	—	—	—	161,231	161,231
Share-based compensation from controlling shareholder ESOP (Note 28)	—	—	—	—	—	—	(810)	(810)
Conversion of convertible bonds to shares (ii)	27,888,690	278,887	1,982	—	—	—	27,803	29,785
Exercise of options	226,848,352	2,268,483	16,133	—	—	—	(8,159)	7,974
Capital contributions from non-controlling shareholders	—	—	—	—	—	—	12,133	12,133
Acquisition of treasury shares	—	—	—	—	(6,862)	—	—	(6,862)
At December 31, 2024	2,757,558,395	27,575,584	186,678	(4,696)	(6,862)	29,587	7,389,684	7,594,391

(i)	In May 2023, the Company issued 35,000,000 Class A ordinary shares to certain institutional investors through a private placement, which was under the general mandate granted to the directors of the Company at the annual general meeting of the Company held on May 19, 2023 and rank pari passu with other shares in issue in all respects.

In November 2023, the Company issued 66,000,000 Class A ordinary shares to certain institutional investors through a private placement, for which subscription receivable was approximately RMB4.7 million as of December 31, 2023 and 2024.

(ii)	During the years ended December 31, 2023 and 2024, the Company issued 108,760,310 and 27,888,690 Class A ordinary shares upon the conversion of certain convertible bonds issued to LMR in aggregate (Note 20).
(iii)	In March 2024, the Company issued to certain institutional investors 47,619,050 Class A ordinary shares together with warrants to purchase up to 47,619,050 Class A ordinary shares through a private placement for a total net proceeds of approximately RMB34.1 million, after deducting commissions and other offering expenses. The warrants were exercisable beginning six months following the date of issuance and will expire five years from the initial exercise date. The Company also issued warrants to initially purchase up to 2,380,950 Class A ordinary shares to a financial advisor in connection with this registered direct offering.